Supplementary Financial Statement Information (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Supplementary Financial Statement Information [Abstract]
Supplementary Financial Statement Information
Supplementary Financial Statement Information

Inventory, net

Inventories as of March 31, 2016 and December 31, 2015, are presented below:

	March 31, 2016	December 31, 2015
Finished and semi-finished	$871.6	$996.5
Raw materials	365.2	410.0
Total cost	1,236.8	1,406.5
Adjustment to state inventories at LIFO value	(167.9)	(180.2)
Inventory, net	$1,068.9	$1,226.3

Facility Idling

In the fourth quarter of 2015, we temporarily idled the Ashland Works blast furnace and steelmaking operations (“Ashland Works Hot End”). We incurred charges during the fourth quarter of 2015 for supplemental unemployment and other employee benefit costs and for equipment idling and other costs. The supplemental unemployment and other employee benefit costs were recorded as accrued liabilities in the consolidated balance sheet, and the activity for the three months ended March 31, 2016 was as follows:

Balance at December 31, 2015	$22.1
Payments	(4.9)
Balance at March 31, 2016	$17.2

We estimate we will incur on-going costs of approximately $2.0 to $3.0 per month for maintenance of the equipment, utilities and supplier obligations related to the temporarily idled Ashland Works Hot End. Costs of $7.3 were incurred in the first quarter of 2016.

Supplementary Financial Statement Information

Research and Development Costs

We conduct a broad range of research and development activities aimed at improving existing products and manufacturing processes and developing new products and processes. Research and development costs, which are recorded as cost of products sold when incurred, totaled $27.6, $17.5 and $13.2 in 2015, 2014 and 2013.

Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts for the years ended December 31, 2015, 2014 and 2013, are presented below:

	2015	2014	2013
Balance at beginning of year	$9.0	$8.1	$9.1
Increase (decrease) in allowance	(3.0)	0.9	(0.4)
Receivables written off	—	—	(0.6)
Balance at end of year	$6.0	$9.0	$8.1

Inventory, net

Inventories as of December 31, 2015 and 2014, consist of:

	2015	2014
Finished and semi-finished	$996.5	$1,053.4
Raw materials	410.0	494.2
Total cost	1,406.5	1,547.6
Adjustment to state inventories at LIFO value	(180.2)	(375.5)
Inventory, net	$1,226.3	$1,172.1

There was no liquidation of LIFO layers in 2015 or 2014. During 2013, liquidation of LIFO layers generated income of $11.9. Changes in the LIFO reserve for the years ended December 31, 2015, 2014 and 2013, are presented below:

	2015	2014	2013
Balance at beginning of year	$375.5	$396.5	$435.0
Change in reserve	(195.3)	(21.0)	(38.5)
Balance at end of year	$180.2	$375.5	$396.5

Property, Plant and Equipment

Property, plant and equipment as of December 31, 2015 and 2014, consist of:

	2015	2014
Land, land improvements and leaseholds	$263.0	$260.7
Buildings	465.9	466.7
Machinery and equipment	5,628.2	5,571.0
Construction in progress	108.9	90.0
Total	6,466.0	6,388.4
Less accumulated depreciation	(4,379.5)	(4,175.2)
Property, plant and equipment, net	$2,086.5	$2,213.2

Interest on capital projects capitalized in 2015, 2014 and 2013 was $2.1, $2.7 and $2.7. Asset retirement obligations were $6.6 and $6.0 at December 31, 2015 and 2014.

Other Non-current Assets

Other non-current assets as of December 31, 2015 and 2014, consist of:

	2015	2014
Investment in AFSG Holdings, Inc.	$—	$55.6
Goodwill	32.8	32.8
Deferred tax assets, non-current	62.7	138.0
Other	25.5	41.7
Other non-current assets	$121.0	$268.1

Our investment in AFSG Holdings, Inc. (“AFSG”) represented the carrying value of our former insurance and finance leasing businesses, which have been largely liquidated. The activities of the remaining operating companies are being “run off”. We have no obligation to support the operations or liabilities of these companies. As part of our ongoing strategic review of our business and operations, we re-evaluated our investment in AFSG. During the fourth quarter of 2015, we received a distribution of $14.0 from AFSG. Since the distribution reduced our ability to recover our remaining investment in AFSG after the distribution, we determined our remaining investment in AFSG was impaired and recognized a non-cash charge of $41.6, or $0.23 per diluted share. In the first quarter of 2016, an AFSG subsidiary entered into a stock purchase agreement to sell the remaining non-captive insurance operations, subject to certain customary closing conditions, including regulatory approval.

Facility Idling

In the fourth quarter of 2015, we temporarily idled the Ashland Works blast furnace and steelmaking operations. We incurred a $28.1 charge during the quarter, which included $22.2 for supplemental unemployment and other employee benefit costs and $5.9 for equipment idling and other costs. The supplemental unemployment and other employee benefit costs are expected to be paid in 2016 and are recorded as accrued liabilities at December 31, 2015 in the consolidated balance sheet. Beginning in the first quarter of 2016, we estimate we will incur on-going costs of approximately $2.0 to $3.0 per month for employees needed to maintain the equipment, utilities and supplier obligations related to the idled Ashland Works operations.